Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

July 19, 2010

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund, Inc.

Post-Effective Amendment No. 135

Registration Nos. 33-20827/811-05518

Ladies and Gentlemen:

On behalf of The RBB Fund, Inc. (the “Company”), transmitted herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 135 to the Company’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the Securities Act to register shares of a new portfolio of the Company, the S1 Fund.

The Company would like the Amendment to become effective on September 30, 2010, or as soon thereafter as practicable, and is willing to work with the staff towards meeting this goal. Enclosed is a request of the Company and its principal underwriter for acceleration of the Company’s Amendment. Should questions arise in conjunction with this request, or if there is any way we can be of assistance in expediting the processing of this request, please call the undersigned at (215) 988-3307.

Questions and comments concerning the Amendment may be directed to the undersigned at 215-988-3307.

Respectfully,

/s/ Jillian L. Bosmann
Jillian L. Bosmann

Enclosure